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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Perseus, L.L.C.
            ----------------------------------------------------
Address:    2099 Pennsylvania Avenue, N.W., Suite 900
            ----------------------------------------------------
            Washington, D.C.  20006
            ----------------------------------------------------


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodd Macklin
            ---------------------------------------------------------
Title:      Chief Financial Officer, Treasurer and Secretary
            ---------------------------------------------------------
Phone:      (202) 772-1481
            ---------------------------------------------------------

Signature, Place, and Date of Signing:

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
      /s/ Rodd Macklin                        Washington, D.C.                February 18, 2004
-----------------------------------     -----------------------------   ----------------------------
           [Signature]                          [City, State]                     [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                              ----------------------------

Form 13F Information Table Entry Total:                      16
                                              ----------------------------

Form 13F Information Table Value Total:                      $104,774
                                              ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                     NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
      --------         --------    --------    --------   --------------------   ----------   --------  ---------------------
                                                                                                          VOTING AUTHORITY
                       TITLE OF                 VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER     ---------------------
   NAME OF ISSUER       CLASS       CUSIP      (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE    SHARED   NONE
   --------------      --------   ---------    --------   -------   ---   ----   ----------   --------  ----    ------   ----
-----------------------------------------------------------------------------------------------------------------------------
   Allos Therapeutics,
           Inc.          Common    019777101   $2,370     660,100    SH          DEFINED                660,100
-----------------------------------------------------------------------------------------------------------------------------
   Beacon Power Corp.    Common    073677106  $11,152  10,231,351    SH          DEFINED             10,231,351
-----------------------------------------------------------------------------------------------------------------------------
    BioMarin (Glyko
    Biomedical Ltd.)     Common    00009061G   $1,552     200,000    SH          DEFINED                200,000
-----------------------------------------------------------------------------------------------------------------------------
        CollaGenex
   Pharmaceuticals Inc.  Common    19419B100   $1,542     138,580    SH          DEFINED                138,580
-----------------------------------------------------------------------------------------------------------------------------
   Distributed Energy
      Systems Corp.      Common    00025475V1  $2,153     752,818    SH          DEFINED                752,818
-----------------------------------------------------------------------------------------------------------------------------
   Diversa Corporation   Common    255064107   $5,032     544,000    SH          DEFINED                544,000
-----------------------------------------------------------------------------------------------------------------------------
    Dyax Corporation     Common    26746E103   $2,045     250,908    SH          DEFINED                250,908
-----------------------------------------------------------------------------------------------------------------------------
      Exelixis, Inc.     Common    30161Q104   $5,948     843,750    SH          DEFINED                843,750
-----------------------------------------------------------------------------------------------------------------------------
        La Jolla
 Pharmaceutical Company  Common    503459109   $1,278     300,000    SH          DEFINED                300,000
-----------------------------------------------------------------------------------------------------------------------------
        Sciclone
   Pharmaceuticals Inc.  Common    80862K104     $731     107,860    SH          DEFINED                107,860
-----------------------------------------------------------------------------------------------------------------------------
[Repeat as necessary]

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                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6       COLUMN 7        COLUMN 8
      --------         --------    --------   --------     ----------------------    --------       --------  --------------------
                                                                                                                VOTING AUTHORITY
                       TITLE OF                  VALUE      SHRS OR    SH/    PUT/   INVESTMENT     OTHER     --------------------
   NAME OF ISSUER       CLASS       CUSIP         (x$)      PRN AMT    PRN    CALL   DISCRETION     MANAGERS  SOLE    SHARED  NONE
   --------------      --------   ---------      -----      -------    ---    ----   ----------     --------  ----    ------  ----
----------------------------------------------------------------------------------------------------------------------------------
Allos Therapeutics     Common     019777101      $8,975    2,500,000    SH              OTHER                        2,500,000
----------------------------------------------------------------------------------------------------------------------------------
 Axcan Pharma Inc.     Common     054923107     $26,605    1,700,000    SH              OTHER                        1,700,000
----------------------------------------------------------------------------------------------------------------------------------
    CollaGenex
Pharmaceuticals, Inc.  Common     19419B100      $4,705      422,699    SH              OTHER                          422,699
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   IntraBiotics
Pharmaceuticals, Inc.  Common     46116T100      $1,564       97,133    SH              OTHER                           97,133
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    Myogen, Inc.       Common     00062856E1    $23,990    1,677,602    SH              OTHER                        1,677,602
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   Valentis, Inc.      Common     91913E104      $5,132    1,900,772    SH              OTHER                        1,900,772
----------------------------------------------------------------------------------------------------------------------------------
[Repeat as necessary]